Subsequent Events (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					4 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 ADSs USD ($)	Dec. 31, 2012 ADSs USD ($)	May 06, 2013 ADSs USD ($)	Apr. 25, 2014 Subsequent events ADSs USD ($)	Mar. 06, 2014 Subsequent events ADSs USD ($)
Subsequent events
Annual dividend declared (in dollars per share)					$ 0.26		$ 0.24
Aggregate amount of cash dividend							$ 7,326
ADSs repurchased (in shares)			931,593	2,004,526		73,200
Total consideration of ADSs repurchased	33,097	63,702	$ 5,359	$ 10,076		$ 436